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                                   SUPPLEMENT
                             DATED FEBRUARY 1, 2006
                         TO THE FOLLOWING PROSPECTUSES:

HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES DATED MAY 1, 2005

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

The Prospectus ("Prospectus") is revised as follows:

Effective January 12, 2006, Simon H. Thomas assumed lead portfolio manager responsibilities for Hartford International Small Company HLS Fund along with support from Nikunj Hindocha and Daniel Maguire. Edward Makin will no longer serve as portfolio manager of Hartford International Small Company HLS Fund. Accordingly, on page 64 of the Prospectus, under the heading "Portfolio Manager", the disclosure referring to Mr. Makin is deleted and replaced with the following:

Simon H. Thomas

    - Director and Portfolio Manager of Wellington Management International Ltd (an affiliate of Wellington Management)

    - Portfolio Manager of the fund since January 2006

    - Joined the firm as an investment professional in 2002

    - University of Chicago Business School (2000-2002)

    - Manager at Arthur Andersen (1992-2000)

Nikunj Hindocha

    - Associate Director and Equity Research Analyst of Wellington Management International Ltd (an affiliate of Wellington Management)

    - Involved in portfolio management and securities analysis for the fund since January 2006

    - Joined the firm as an investment professional in 2003

    - Analyst on the European Small Cap Investment team at Baring Asset Management (1998-2003)

Daniel Maguire

    - Equity Research Analyst of Wellington Management International Ltd (an affiliate of Wellington Management)

    - Involved in portfolio management and securities analysis for the fund since January 2006

    - Joined the firm as an investment professional in 2004

    - Equity Analyst at Insight Investment Management in the UK (2003-2004)

    - Equity Analyst at HSBC Investment Bank (2000-2003)

HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IB SHARES DATED MAY 1, 2005

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

The Prospectus ("Prospectus") is revised as follows:

Effective January 12, 2006, Simon H. Thomas assumed lead portfolio manager responsibilities for Hartford International Small Company HLS Fund along with support from Nikunj Hindocha and Daniel Maguire. Edward Makin will no longer serve as portfolio manager of Hartford International
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Small Company HLS Fund. Accordingly, on page 64 of the Prospectus, under the heading "Portfolio Manager", the disclosure referring to Mr. Makin is deleted and replaced with the following:

Simon H. Thomas

    - Director and Portfolio Manager of Wellington Management International Ltd (an affiliate of Wellington Management)

    - Portfolio Manager of the fund since January 2006

    - Joined the firm as an investment professional in 2002

    - University of Chicago Business School (2000-2002)

    - Manager at Arthur Andersen (1992-2000)

Nikunj Hindocha

    - Associate Director and Equity Research Analyst of Wellington Management International Ltd (an affiliate of Wellington Management)

    - Involved in portfolio management and securities analysis for the fund since January 2006

    - Joined the firm as an investment professional in 2003

    - Analyst on the European Small Cap Investment team at Baring Asset Management (1998-2003)

Daniel Maguire

    - Equity Research Analyst of Wellington Management International Ltd (an affiliate of Wellington Management)

    - Involved in portfolio management and securities analysis for the fund since January 2006

    - Joined the firm as an investment professional in 2004

    - Equity Analyst at Insight Investment Management in the UK (2003-2004)

    - Equity Analyst at HSBC Investment Bank (2000-2003)

HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES DATED MAY 1, 2005
  (DIRECTOR MULTI-MANAGER)

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

The Prospectus ("Prospectus") is revised as follows:

Effective January 12, 2006, Simon H. Thomas assumed lead portfolio manager responsibilities for Hartford International Small Company HLS Fund along with support from Nikunj Hindocha and Daniel Maguire. Edward Makin will no longer serve as portfolio manager of Hartford International Small Company HLS Fund. Accordingly, on page 45 of the Prospectus, under the heading "Portfolio Manager", the disclosure referring to Mr. Makin is deleted and replaced with the following:

Simon H. Thomas

    - Director and Portfolio Manager of Wellington Management International Ltd (an affiliate of Wellington Management)

    - Portfolio Manager of the fund since January 2006

    - Joined the firm as an investment professional in 2002

    - University of Chicago Business School (2000-2002)

    - Manager at Arthur Andersen (1992-2000)
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Nikunj Hindocha

    - Associate Director and Equity Research Analyst of Wellington Management International Ltd (an affiliate of Wellington Management)

    - Involved in portfolio management and securities analysis for the fund since January 2006

    - Joined the firm as an investment professional in 2003

    - Analyst on the European Small Cap Investment team at Baring Asset Management (1998-2003)

Daniel Maguire

    - Equity Research Analyst of Wellington Management International Ltd (an affiliate of Wellington Management)

    - Involved in portfolio management and securities analysis for the fund since January 2006

    - Joined the firm as an investment professional in 2004

    - Equity Analyst at Insight Investment Management in the UK (2003-2004)

    - Equity Analyst at HSBC Investment Bank (2000-2003)

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5748